Note 46 Pension commitments with executive directors (Details) - EUR (€) € in Thousands		Jun. 30, 2024	Jun. 30, 2023
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	€ 236	€ 239
Death and disability contributions	[1]	236	276
Accumulated funds		25,793	23,691
Board of Directors Chairman [Member]
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	236	239
Death and disability contributions	[1]	126	161
Accumulated funds		25,793	23,691
Chief Executive Officer [Member]
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	0	0
Death and disability contributions	[1]	110	115
Accumulated funds		€ 0	€ 0

[1]
(1) Contributions recorded to meet the commitments assumed regarding pensions with the executive directors in the proportional part corresponding to the first half of 2024 and 2023. In the case of the Chair, these contributions are equal to the sum of the annual contribution to the retirement pension plus the adjustment made to the contributions of the portion classified under "discretionary pension benefits" for 2023 and 2022 to be made in 2024 and 2023, respectively, and with the death and disability premiums for the portion corresponding to the first half of each financial year. In the case of the Chief Executive Officer, these contributions correspond exclusively to the corresponding insurance premiums paid by the Bank in the first half of every year to cover the contingencies of death and disability, given that, in his case, the Bank has not undertaken any commitments to cover the retirement contingency.